UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3104
                                                      --------

                           Centennial Tax Exempt Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
            -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           ----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                                AMOUNT          VALUE
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS -- 99.8%
---------------------------------------------------------------------------------------

ALABAMA -- 3.2%
AL IDAU RB, Scientific Utilization Project, Series
1996, 2.77% 1                                             $  1,080,000   $  1,080,000
---------------------------------------------------------------------------------------
AL IDAU RB, Well Built Cabinet, Inc. Project, 2.42% 1          220,000        220,000
---------------------------------------------------------------------------------------
AL IDAU RB, Whitesell Project, 2.56% 1                       1,085,000      1,085,000
---------------------------------------------------------------------------------------
Autauga Cnty., AL IDAU RB, Marshall Prattville, 2.45% 1      2,205,000      2,205,000
---------------------------------------------------------------------------------------
Berry, AL IDAU RB, Berry Wood Products LLC, 2.96% 1            725,000        725,000
---------------------------------------------------------------------------------------
Birmingham, AL Medical Clinic Board RB, University of
Alabama Health Service Facilities, Series 1998, 2.16% 1     12,000,000     12,000,000
---------------------------------------------------------------------------------------
Birmingham, AL Special Care Facilities FAU RB, United
Cerebral Palsy Project, 2.27% 1                              1,625,000      1,625,000
---------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, Southern Bag Corp.
Ltd. Expansion Project, Series 1998, 2.47% 1                 2,500,000      2,500,000
---------------------------------------------------------------------------------------
Cullman Cnty., AL SWD Authority RB, Cullman
Environmental, Inc. Project, Series 2003-A, 2.96% 1          1,440,000      1,440,000
---------------------------------------------------------------------------------------
Fairhope, AL AA Airport Improvement RB, Series 2007,
2.35% 1                                                      8,845,000      8,845,000
---------------------------------------------------------------------------------------
Florence, AL IDB IDV RB, Nichols Wire, Inc. Project,
Series A, 2.56% 1                                            2,570,000      2,570,000
---------------------------------------------------------------------------------------
Gardendale, AL MH RRB, Ascot Place Apts., 2.15% 1              765,000        765,000
---------------------------------------------------------------------------------------
Gardendale, AL MH RRB, Meadow Wood Apts., 2.15% 1            1,384,000      1,384,000
---------------------------------------------------------------------------------------
Gardendale, AL MH RRB, Woodbrook Apts. Project, 2.15% 1      1,975,000      1,975,000
---------------------------------------------------------------------------------------
Hoover, AL MH RB, Royal Oaks Apts. Project, Series
2004, 2.26% 1                                                5,200,000      5,200,000
---------------------------------------------------------------------------------------
Lee Cnty., AL IDAU RB, LifeSouth Community Blood
Centers, Inc. Project, 2.14% 1                                 345,000        345,000
---------------------------------------------------------------------------------------
Mobile, AL IDB RB, HighProv LLC Project 2006, 2.35% 1        6,000,000      6,000,000
---------------------------------------------------------------------------------------
Montgomery, AL IDB RB, Asphalt Contractors, Inc.,
2.56% 1                                                        300,000        300,000
---------------------------------------------------------------------------------------
Montgomery, AL IDB RB, Bristol Properties LLC Project,
Series 2006A, 2.56% 1                                        4,240,000      4,240,000
---------------------------------------------------------------------------------------
Spanish Fort, AL RA RB, MACON Trust Certificates
Series 2007-306, 2.25% 1,2                                   4,295,000      4,295,000
---------------------------------------------------------------------------------------
Tuscaloosa Cnty., AL BOE RB, Series 97-B, 2.27% 1              900,000        900,000
---------------------------------------------------------------------------------------
Tuscaloosa Cnty., AL IDAU RB, Gulf Opportunity Zone
Hunt Refining Project, Series 2007, 2.26% 1                 10,000,000     10,000,000
                                                                         --------------
                                                                           69,699,000

---------------------------------------------------------------------------------------
ALASKA -- 0.2%
AK HFC RRB, P-Floats Series PZ-126, 2.24% 1,2                4,050,000      4,050,000
---------------------------------------------------------------------------------------
ARIZONA -- 3.1%
AZ First Matrix Charter School Trust II Pass-Through
Certificates, Series 2005, Cl. A, 2.41% 1,2                 11,837,000     11,837,000
---------------------------------------------------------------------------------------
AZ HFAU Hospital System RB, BNP Paribas STARS
Certificate Trust-Series 2007-8, 2.31% 1,2                  12,455,000     12,455,000
---------------------------------------------------------------------------------------
Chandler, AZ IDAU RB, Tri-City Baptist Church Project,
Series 2007, 2.29% 1                                         5,200,000      5,200,000
---------------------------------------------------------------------------------------

                         1 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                                AMOUNT          VALUE
---------------------------------------------------------------------------------------
ARIZONA CONTINUED
---------------------------------------------------------------------------------------
Phoenix, AZ Civic Improvement Corp. WS BANs, Series
2007A, 2%, 5/8/08                                         $  5,000,000   $  5,000,000
---------------------------------------------------------------------------------------
Phoenix, AZ IDAU RB, Pilgrim Rest Foundation, Inc.
Project, Series A, 2.25% 1                                   4,500,000      4,500,000
---------------------------------------------------------------------------------------
Phoenix, AZ IDAU Student Hsg. RB, MSTFC Series 2079,
2.31% 1,2                                                    9,745,000      9,745,000
---------------------------------------------------------------------------------------
Pima Cnty., AZ GOUN, P-Floats Series PZ-195, 2.24% 1,2      10,720,000     10,720,000
---------------------------------------------------------------------------------------
Tempe, AZ IDAU MH RB, P-Floats Series MT-067, 2.46% 1,2      8,295,000      8,295,000
                                                                         --------------
                                                                           67,752,000

---------------------------------------------------------------------------------------
CALIFORNIA -- 3.9%
Anaheim, CA RA TXAL Bonds, PTTR, Series 2534, 2.29% 1,2      2,485,000      2,485,000
---------------------------------------------------------------------------------------
CA GOUN, Series DC8035, 2.18% 1,2                           15,000,000     15,000,000
---------------------------------------------------------------------------------------
CA REF GOUN, P-Floats Series PT-4030, 2.20% 1,2             13,180,000     13,180,000
---------------------------------------------------------------------------------------
CA REF GOUN, PTTR, Series 2571, 2.29% 1,2                    3,960,000      3,960,000
---------------------------------------------------------------------------------------
Foothill-De Anza, CA Community College District GOUN,
Series 1844, 2.31% 1,2                                      26,000,000     26,000,000
---------------------------------------------------------------------------------------
Irvine, CA USD SPTX Bonds, Austin Trust
Certificates-Series BOA 315, 2.27% 1,2                       1,575,000      1,575,000
---------------------------------------------------------------------------------------
Los Angeles, CA REF GOUN, Austin Trust
Certificates-Series 2008-1069, 2.21% 1,2                     2,410,000      2,410,000
---------------------------------------------------------------------------------------
Los Angeles, CA REF GOUN, Austin Trust
Certificates-Series 2008-1070, 2.26% 1,2                     6,865,000      6,865,000
---------------------------------------------------------------------------------------
Orange Cnty., CA Sanitation District COP, PTTR, Series
2529Z, 2.29% 1,2                                             1,075,000      1,075,000
---------------------------------------------------------------------------------------
Oxnard, CA FAU Water RB, Eclipse Funding Trust Solar
Eclipse Certificates-Series 2006-0085, 2.27% 1,2             3,000,000      3,000,000
---------------------------------------------------------------------------------------
San Bernardino, CA GOUN, Austin Trust
Certificates-Series 2008-1072, 2.21% 1,2                     3,865,000      3,865,000
---------------------------------------------------------------------------------------
San Diego, CA USD GOUN, AAMC Series 2003-26, 2.21% 1,2       5,400,000      5,400,000
---------------------------------------------------------------------------------------
Ventura Cnty., CA COP, PTTR, Series 474, 2.29% 1,2             990,000        990,000
                                                                         --------------
                                                                           85,805,000

---------------------------------------------------------------------------------------
COLORADO -- 6.2%
Arista, CO Metro District Special Ltd. RB, Broomfield
Event Center Parking Project, Series 2006A, 2.35% 1          4,980,000      4,980,000
---------------------------------------------------------------------------------------
Aurora, CO Centretech Metropolitan District
Improvement REF GOUN, Series A, 2.21% 1                      3,535,000      3,535,000
---------------------------------------------------------------------------------------
Brighton, CO Crossing Metro District No. 4 RB, Series
2004, 2.36% 1                                                5,000,000      5,000,000
---------------------------------------------------------------------------------------
CO Centerra Metropolitan District No. 1 Improvement
RRB, 2.30% 1                                                14,000,000     14,000,000
---------------------------------------------------------------------------------------
CO ECFA RB, St. Mary's Academy Project, Series 1999,
2.40% 1                                                      2,895,000      2,895,000
---------------------------------------------------------------------------------------
CO HFA ED RB, Certex Co. Project, Series 2007, 2.46% 1       2,300,000      2,300,000
---------------------------------------------------------------------------------------
CO HFA ED RB, YRC LLC Project, Series 2005, 2.46% 1          1,530,000      1,530,000
---------------------------------------------------------------------------------------

                         2 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                 AMOUNT           VALUE
-----------------------------------------------------------------------------------------
COLORADO CONTINUED
-----------------------------------------------------------------------------------------
CO Housing & FAU MH RB, Reset Option Certificates II-R
Trust-Series 10258CE, 2.37% 1                              $  7,480,000   $   7,480,000
-----------------------------------------------------------------------------------------
CO Regional Transportation District Sales Tax RB, ETET
Series 2006-0120, Cl. A, 2.28% 1,2                            1,510,000       1,510,000
-----------------------------------------------------------------------------------------
Colorado Springs, CO SPO RB, Heating & Plumbing
Engineers Project, 2.46% 1                                    2,100,000       2,100,000
-----------------------------------------------------------------------------------------
Commerce City, CO GOUN, Northern Infrastructure
General Improvement District, Series 2006, 2.26% 1            9,650,000       9,650,000
-----------------------------------------------------------------------------------------
Concord Metro District, CO REF GOB, Improvement
Projects, Series 2004, 3.50%, 6/1/08 3                        2,500,000       2,500,000
-----------------------------------------------------------------------------------------
Cornerstar Metro District, CO Special RB, Series 2007,
2.29% 1                                                       6,500,000       6,500,000
-----------------------------------------------------------------------------------------
Denver, CO Urban Renewal Authority Tax Increment RRB,
Downtown Denver Project, Series A-1, 2.33% 1                  4,000,000       4,000,000
-----------------------------------------------------------------------------------------
Denver, CO Urban Renewal Authority Tax Increment RRB,
Downtown Denver Project, Series C, 2.33% 1                    8,000,000       8,000,000
-----------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust GOLB,
Series 2004-S1, Cl. A2, 2.33% 1                               8,500,000       8,500,000
-----------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust RB,
Series 2005-S1, Cl. A2, 2.33% 1,2                             3,000,000       3,000,000
-----------------------------------------------------------------------------------------
Midcities Metro District No. 1, CO RRB, Series 2004A,
2.30% 1                                                      14,420,000      14,420,000
-----------------------------------------------------------------------------------------
Parker, CO Automotive Metro District GOLB, Series
2005, 3.50% 1                                                 4,510,000       4,510,000
-----------------------------------------------------------------------------------------
Prairie Center Metro District No. 3, CO RB, Austin
Trust Certificates-Series BOA 2007-319, 2.25% 1,2             9,810,000       9,810,000
-----------------------------------------------------------------------------------------
Sterling Park, CO RB, Sr. Certificates of Beneficial
Ownership Trust, Series 2006-6, 2.61% 1,2                     4,612,000       4,612,000
-----------------------------------------------------------------------------------------
Westminster, CO MH RB, P-Floats Series MT-068, 2.46% 1,2     14,670,000      14,670,000
                                                                          ---------------
                                                                            135,502,000

-----------------------------------------------------------------------------------------
DELAWARE -- 0.5%
DE EDAU RB, Catholic Diocese of Wilmington Project,
Series 2002, 2.25% 1                                         11,600,000      11,600,000
-----------------------------------------------------------------------------------------
FLORIDA -- 5.7%
Brevard Cnty., FL IDV RB, Designers Choice Cabinetry,
Series 2006, 2.36% 1                                          1,870,000       1,870,000
-----------------------------------------------------------------------------------------
Brevard Cnty., FL RB, Holy Trinity Episcopal Academy,
Series 1999, 2.20% 1                                          1,530,000       1,530,000
-----------------------------------------------------------------------------------------
Clay Cnty., FL DAU Educational Facilities RB, St.
John's Country Day School Project, Series 2002, 2.09% 1       2,995,000       2,995,000
-----------------------------------------------------------------------------------------
Collier Cnty., FL IDAU RB, Gulf Coast American Blind,
Series A, 2.34% 1                                             2,560,000       2,560,000
-----------------------------------------------------------------------------------------
Coral Gables, FL HFAU Hospital RB, Baptist Health of
South Florida, 5%, 8/15/08                                    1,000,000       1,005,676
-----------------------------------------------------------------------------------------
Duval Cnty., FL School Board COP, Reset Option
Certificates II-R Trust-Series 11305, 2.29% 1,2              11,450,000      11,450,000
-----------------------------------------------------------------------------------------
FL BOE GOUN, Capital Outlay Public Education, Series
1998A, 5.20%, 4/1/08                                          2,350,000       2,382,949
-----------------------------------------------------------------------------------------

                         3 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                               AMOUNT          VALUE
--------------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------------
FL Capital Projects FAU RB, Capital Projects Loan
Program, Series 1997A, 2.31% 1                           $  1,030,000   $  1,030,000
--------------------------------------------------------------------------------------
FL Development Finance Corp. IDV RRB, Charlotte
Community Project, Series 2001A3, 2.14% 1                   1,190,000      1,190,000
--------------------------------------------------------------------------------------
FL Higher Educational Facilities FAU RRB, Flagler
College Project, Series 2005, 2.09% 1                       4,095,000      4,095,000
--------------------------------------------------------------------------------------
FL Local Government Finance Commission RB, Series A,
2.50%, 6/12/08                                              3,449,000      3,449,000
--------------------------------------------------------------------------------------
Fort Pierce, FL HF RB, New Horizons, 2.19% 1                2,285,000      2,285,000
--------------------------------------------------------------------------------------
Gulfstream Park, FL CDD SPAST RB, Goldman Sachs Pool
Trust-Series 2008-2G, 2.27% 1,2                            12,060,000     12,060,000
--------------------------------------------------------------------------------------
Jacksonville, FL ED Commission RB, Goodwill Industries
North Florida Project, Series 3, 2.20% 1                    2,805,000      2,805,000
--------------------------------------------------------------------------------------
Jacksonville, FL EDLFA RB, Edward Waters College
Project, Series 2001, 2.15% 1                               1,455,000      1,455,000
--------------------------------------------------------------------------------------
Jacksonville, FL EDLFA RB, Edward Waters College
Project, Series 2004, 2.15% 1                               2,100,000      2,100,000
--------------------------------------------------------------------------------------
Jacksonville, FL IDV RB, University of Florida Health
Science Center Project 1989, 2.25% 1                        2,100,000      2,100,000
--------------------------------------------------------------------------------------
Lake Cnty., FL Capital Improvement RB, SPEARS Deutsche
Bank/Lifers Trust-Series DB-492, 2.29% 1,2                  7,000,000      7,000,000
--------------------------------------------------------------------------------------
Miami-Dade Cnty., FL EDLFA RRB, MSTFC Series
2006-2055, 2.31% 1,2                                       10,155,000     10,155,000
--------------------------------------------------------------------------------------
Miami-Dade, FL SPO RB, SPEARS Deutsche Bank/Lifers
Trust-Series DBE-538, 2.27% 1,2                             2,270,000      2,270,000
--------------------------------------------------------------------------------------
Orange Cnty., FL HFAU RB, Presbyterian Retirement
Communities Project, Series A, 2.25% 1                      3,000,000      3,000,000
--------------------------------------------------------------------------------------
Orange Cnty., FL IDAU RB, Independent Blood & Tissue
Services of Florida, Series 2002, 2.09% 1                   1,500,000      1,500,000
--------------------------------------------------------------------------------------
Orange Cnty., FL IDAU RB, Trinity Preparatory School,
Series 1998, 2.20% 1                                          800,000        800,000
--------------------------------------------------------------------------------------
Orange Cnty., FL IDAU RB, University of Central
Florida, Inc. Project, Series 2000A, 2.15% 1                4,485,000      4,485,000
--------------------------------------------------------------------------------------
Orange Cnty., FL School Board COP, SPEARS Deutsche
Bank/Lifers Trust-Series DBE-553, 2.27% 1,2                 3,445,000      3,445,000
--------------------------------------------------------------------------------------
Palm Beach Cnty., FL HFA MH RB, Azalea Place Apts.
Project, Series 1999A, 2.37% 1                              1,270,000      1,270,000
--------------------------------------------------------------------------------------
Palm Beach Cnty., FL HFAU Retirement Community RB,
Reset Option Certificates II-R Trust-Series 706CE,
2.27% 1,2                                                   5,000,000      5,000,000
--------------------------------------------------------------------------------------
Palm Beach, FL School Board COP, PTTR, Series 2089,
2.29% 1,2                                                   1,445,000      1,445,000
--------------------------------------------------------------------------------------
Panama City Beach, FL TXAL Bonds, Eclipse Funding
Trust Solar Eclipse Certificates-Series 2006-0129,
2.27% 1,2                                                   8,060,000      8,060,000
--------------------------------------------------------------------------------------
Pinellas Cnty., FL EDLFA RRB, Series 1985, 2.85%,
4/7/08                                                     11,700,000     11,700,000
--------------------------------------------------------------------------------------
St. John's, FL Water Management District Land
Acquisition RRB, Series 2005, 3.25%, 7/1/08                   500,000        500,180
--------------------------------------------------------------------------------------

                         4 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                 AMOUNT           VALUE
-----------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------
Tallahassee-Leon Cnty., FL Civic Center Authority
Capital Improvement RB, Series A, 2.09% 1                  $  1,000,000   $   1,000,000
-----------------------------------------------------------------------------------------
University Athletic Assoc., Inc., FL Capital
Improvement RB, University of Florida Stadium, 3.30%,
4/1/08 3                                                      1,450,000       1,449,943
-----------------------------------------------------------------------------------------
University of North FL Financing Corp. RB, SPEARS
Deutsche Bank/Lifers Trust-Series DBE-594, 3.02% 1,2          5,305,000       5,305,000
                                                                          ---------------
                                                                            124,747,748

-----------------------------------------------------------------------------------------
GEORGIA -- 4.9%
Augusta, GA WSS RRB, PTTR, Series 2621, 2.29% 1               4,780,000       4,780,000
-----------------------------------------------------------------------------------------
Bibb Cnty., GA DAU RB, First Presbyterian Day School,
2.09% 1                                                       2,540,000       2,540,000
-----------------------------------------------------------------------------------------
Bibb Cnty., GA DAU RB, Ronald McDonald House Project,
2.20% 1                                                       1,280,000       1,280,000
-----------------------------------------------------------------------------------------
Clayton, GA HA RB, AAC, Southern Regional Medical
Center Project, Series 1998B, 2.09% 1                        26,225,000      26,225,000
-----------------------------------------------------------------------------------------
Cobb Cnty., GA IDAU RRB, Institute of Nuclear Power
Operations Project, 2.09% 1                                   1,060,000       1,060,000
-----------------------------------------------------------------------------------------
DeKalb Cnty., GA DAU IDV RB, A.G. Rhodes Home, Inc.
Project, 2.09% 1                                              1,200,000       1,200,000
-----------------------------------------------------------------------------------------
DeKalb Cnty., GA HAU MH RRB, Stone Mill Run Apts.
Project, Series 2000, 2.51% 1                                 1,310,000       1,310,000
-----------------------------------------------------------------------------------------
Fulton Cnty., GA DAU RB, Piedmont Healthcare, Inc.,
2.09% 1                                                       1,700,000       1,700,000
-----------------------------------------------------------------------------------------
Fulton Cnty., GA DAU RB, Trinity School Project, 2.09% 1      4,500,000       4,500,000
-----------------------------------------------------------------------------------------
Fulton Cnty., GA DAU RB, Trinity School, Inc. Project,
2.09% 1                                                       1,000,000       1,000,000
-----------------------------------------------------------------------------------------
Fulton Cnty., GA DAU RB, United Way of Metro Atlanta
Project, 2.15% 1                                              1,725,000       1,725,000
-----------------------------------------------------------------------------------------
GA GOUN, MSTFC Series 1881, 1.20% 1,4                        11,560,000      11,560,000
-----------------------------------------------------------------------------------------
GA GOUN, PTTR, Series 2592, 2.29% 1,2                         5,710,000       5,710,000
-----------------------------------------------------------------------------------------
GA GOUN, Series 1995D, 6.25%, 9/1/08                          2,000,000       2,030,493
-----------------------------------------------------------------------------------------
GA GOUN, Series 1996B, 6.25%, 4/1/08                            500,000         500,000
-----------------------------------------------------------------------------------------
GA GOUN, Series 1997C, 6.25%, 8/1/08                            410,000         414,895
-----------------------------------------------------------------------------------------
GA GOUN, Series B, 5%, 7/1/08                                 1,000,000       1,007,695
-----------------------------------------------------------------------------------------
GA Medical Center HA RB, Reset Option Certificates
II-R Trust-Series 10319CE, 2.29% 1,2                         17,995,000      17,995,000
-----------------------------------------------------------------------------------------
GA Private Colleges & Universities Authority RRB,
Mercer University Project, Series 2006A, 2.32% 1              5,540,000       5,540,000
-----------------------------------------------------------------------------------------
GA Private Colleges & Universities Authority RRB,
Mercer University Project, Series 2006C, 2.32% 1              8,750,000       8,750,000
-----------------------------------------------------------------------------------------
Thomasville, GA HA RB, AAC, John D. Archbold Hospital,
2.09% 1                                                       1,000,000       1,000,000
-----------------------------------------------------------------------------------------
Valdosta/Lowndes Cntys., GA HA RB, South Georgia
Medical Center Project, Series 1998, 2.10% 1                  7,000,000       7,000,000
                                                                          ---------------
                                                                            108,828,083

-----------------------------------------------------------------------------------------
IDAHO -- 0.4%
Cassia Cnty., ID IDC RB, East Valley Cattle LLC
Project, 2.41% 1                                              7,000,000       7,000,000
-----------------------------------------------------------------------------------------

                        5 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                 AMOUNT           VALUE
-----------------------------------------------------------------------------------------
IDAHO CONTINUED
Hailey, ID IDC RB, Rocky Mountain Hardware Project,
Series 2006, 2.46% 1                                       $  1,210,000   $   1,210,000
                                                                          ---------------
                                                                              8,210,000

-----------------------------------------------------------------------------------------
ILLINOIS -- 4.7%
Chicago, IL O'Hare International Airport RB, SPEAR S
Deutsche Bank/Lifers Trust-Series DBE-534, 2.27% 1,2          2,285,000       2,285,000
-----------------------------------------------------------------------------------------
Chicago, IL O'Hare International Airport RRB, PTTR,
Series 2500, 2.29% 1,2                                        3,010,000       3,010,000
-----------------------------------------------------------------------------------------
Chicago, IL O'Hare International Airport RRB, PTTR,
Series 2501, 2.29% 1,2                                        1,850,000       1,850,000
-----------------------------------------------------------------------------------------
Chicago, IL RB, Boys & Girls Clubs of Chicago Project,
Series 2000, 3.60% 1                                            600,000         600,000
-----------------------------------------------------------------------------------------
Cook Cnty., IL SDI No. 159, PTTR, Series 2125, 2.41% 1,2      6,450,000       6,450,000
-----------------------------------------------------------------------------------------
Crestwood, IL Tax Increment RB, Series 2004, 2.27% 1         14,370,000      14,370,000
-----------------------------------------------------------------------------------------
East Peoria, IL CDAU RRB, The Kroger Co., Series 2003,
2.31% 1                                                       3,125,000       3,125,000
-----------------------------------------------------------------------------------------
Hamilton Memorial Hospital, IL RB, 2.27% 1                   18,500,000      18,500,000
-----------------------------------------------------------------------------------------
IL DFA IDV RB, Knead Dough Baking Co. Project, 3.60% 1          800,000         800,000
-----------------------------------------------------------------------------------------
IL DFA RB, Oak Crest Residence Project, Series 2000,
2.32% 1                                                       2,800,000       2,800,000
-----------------------------------------------------------------------------------------
IL FAU IDV RB, E. Kinast Project, Series 2005A, 3.50% 1         600,000         600,000
-----------------------------------------------------------------------------------------
IL FAU RB, Sauk Valley Community College Project,
Series 2004A, 2.27% 1                                         6,725,000       6,725,000
-----------------------------------------------------------------------------------------
IL HFAU RRB, Sisters Services, Inc., Series 1998A,
5.25%, 6/1/08                                                 4,000,000       4,009,683
-----------------------------------------------------------------------------------------
Lake Zurich, IL IDV RB, Rose Road LLC Project, Series
2004, 4% 1                                                      400,000         400,000
-----------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series
1985B, 2.43% 1                                               15,330,486      15,330,486
-----------------------------------------------------------------------------------------
University of Illinois Board of Trustees RB, Auxiliary
Facilities System, Series B, 2.05% 1                             50,000          50,000
-----------------------------------------------------------------------------------------
West Frankfort, IL IDV RRB, The Kroger Co., Series
2004, 2.31% 1                                                   800,000         800,000
-----------------------------------------------------------------------------------------
Wheeling, IL Industrial Project RB, V-S Industries,
Inc. Project, 2.61% 1                                         1,200,000       1,200,000
-----------------------------------------------------------------------------------------
Will Cnty., IL Community High SDI No. 210 Lincoln-Way
GOUN, Reset Option Certificates II-R Trust-Series 631,
2.28% 1,2                                                     4,355,000       4,355,000
-----------------------------------------------------------------------------------------
Will Cnty., IL Community High SDI No. 365 GOUN,
P-Floats Series PZ-47, 2.24% 1,2                             11,150,000      11,150,000
-----------------------------------------------------------------------------------------
Will Cnty., IL New Lenox SDI No. 122 GOUN, P-Floats
Series PZ-48, 2.24% 1,2                                       4,140,000       4,140,000
                                                                          ---------------
                                                                            102,550,169

-----------------------------------------------------------------------------------------
INDIANA -- 1.6%
Brownstown District, IN School Building Corp. First
Mortgage RB, Series 1999, 4.55%, 4/1/08                         300,000         308,914
-----------------------------------------------------------------------------------------

                         6 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                               AMOUNT          VALUE
--------------------------------------------------------------------------------------
INDIANA CONTINUED
--------------------------------------------------------------------------------------
Carmel, IN RED District Tax Increment RB, Merchants'
Pointe Project, Series 2001A, 2.29% 1                    $    590,000   $    590,000
--------------------------------------------------------------------------------------
Hammond, IN ED RB, Castle & Co. Project, Series 1994,
3.60% 1                                                       300,000        300,000
--------------------------------------------------------------------------------------
IN DFA ED RB, IVC Industrial Coatings, Inc. Project,
3.60% 1                                                     1,465,000      1,465,000
--------------------------------------------------------------------------------------
IN FAU Highway RRB, P-Floats Series PT-3986, 2.24% 1,2     10,035,000     10,035,000
--------------------------------------------------------------------------------------
IN HFFAU RRB, Ascension Health, Series 2002F, 5.50%,
11/15/08                                                      500,000        505,952
--------------------------------------------------------------------------------------
IN Multi-School Building Corp. RRB, Eclipse Funding
Trust Solar Eclipse Certificates-Series 2007-0026,
2.27% 1,2                                                   4,435,000      4,435,000
--------------------------------------------------------------------------------------
Indianapolis, IN ED RB, Visiting Nurse Service
Foundation, 2.45% 1                                           965,000        965,000
--------------------------------------------------------------------------------------
Mt. Vernon of Hancock Cnty., IN RB, SPEARS Deutsche
Bank/Lifers Trust-Series DBE-584, 2.27% 1,2                 9,420,000      9,420,000
--------------------------------------------------------------------------------------
Plainfield, IN Community High School RB, SPEARS
Deutsche Bank/Lifers Trust-Series DBE-592, 2.27% 1,2        5,185,000      5,185,000
--------------------------------------------------------------------------------------
St. Joseph Cnty., IN ED RB, Hannah & Friends Project,
2.15% 1                                                     2,210,000      2,210,000
                                                                        --------------
                                                                          35,419,866

--------------------------------------------------------------------------------------
IOWA -- 0.2%
IA Higher Education Loan Authority Private College
Facilities RB, Graceland, 2.15% 1                           4,725,000      4,725,000
--------------------------------------------------------------------------------------
KANSAS -- 0.1%
Wichita, KS Recreational Facilities RB, YMCA of
Wichita Project, Series XI 1998, 2.15% 1                    3,300,000      3,300,000
--------------------------------------------------------------------------------------
KENTUCKY -- 2.8%
Bath Cnty., KY Industrial Building RB, Cintas Sales
Corp. Project, Series 1992, 2.41% 1                           420,000        420,000
--------------------------------------------------------------------------------------
Christian Cnty., KY Assn. of Cntys. Leasing Trust RB,
Series B, 1.30% 1                                           2,000,000      2,000,000
--------------------------------------------------------------------------------------
Hancock Cnty., KY Industrial Building RRB, Southwire
Co. Project, Series 1992A, 2.31% 1                         10,000,000     10,000,000
--------------------------------------------------------------------------------------
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series
1998, 2.51% 1                                               7,815,000      7,815,000
--------------------------------------------------------------------------------------
KY TUAU ED Road RRB, Revitalization Project, 5.75%,
7/1/08                                                      1,000,000      1,004,851
--------------------------------------------------------------------------------------
Lexington-Fayette Cntys., KY Government Educational
Facilities RB, Sayre School, 2.15% 1                        2,105,000      2,105,000
--------------------------------------------------------------------------------------
Louisville & Jefferson Cnty., KY RB, Eclipse Funding
Trust Solar Eclipse Certificates-Series 2006-0087,
2.27% 1,2                                                   8,780,000      8,780,000
--------------------------------------------------------------------------------------
Louisville & Jefferson Cnty., KY RRB, Reset Option
Certificates II-R Trust-Series 672CE, 2.27% 1,2             3,575,000      3,575,000
--------------------------------------------------------------------------------------
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc.
Project, Series 2004, 2.46% 1                               5,000,000      5,000,000
--------------------------------------------------------------------------------------
Oldham Cnty., KY Industrial Building RB, Parts
Unlimited, Inc. Project, Series 2005, 2.58% 1               1,963,000      1,963,000
--------------------------------------------------------------------------------------
Somerset, KY Industrial Building RB, Tibbals Flooring
Co. Project, Series 1989, 2.56% 1                          10,000,000     10,000,000
--------------------------------------------------------------------------------------

                         7 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                               AMOUNT           VALUE
---------------------------------------------------------------------------------------
KENTUCKY CONTINUED
Warren Cnty., KY Industrial Building RB, Pan-Oston Co.
Project, Series 2007, 2.51% 1                            $ 10,000,000   $  10,000,000
                                                                        ---------------
                                                                           62,662,851

---------------------------------------------------------------------------------------
LOUISIANA -- 1.5%
LA HFA MH RB, Walmsley Housing Corp. Project, Series
2004, 2.26% 1                                               2,300,000       2,300,000
---------------------------------------------------------------------------------------
LA Local Government Environmental Facilities CDAU RB,
Hollybrook Cottonseed Processing, 2.41% 1                   1,800,000       1,800,000
---------------------------------------------------------------------------------------
LA Local Government Environmental Facilities CDAU RB,
Hollybrook Enterprises LLC, 2.41% 1                         2,240,000       2,240,000
---------------------------------------------------------------------------------------
LA Public FA Hospital RRB, Franciscan Missionaries,
Series A, 5.50%, 7/1/08                                       915,000         918,842
---------------------------------------------------------------------------------------
LA Public FA RB, Blood Center Properties, Inc.
Project, 3.50% 1                                            1,000,000       1,000,000
---------------------------------------------------------------------------------------
LA Public FA RB, Municipal Trust Securities, Series
4000, 2.34% 1,2                                             4,240,000       4,240,000
---------------------------------------------------------------------------------------
LA Public FA RRB, BNP Paribas STARS Certificate
Trust-Series 2006-153, 2.25% 1,2                            3,960,000       3,960,000
---------------------------------------------------------------------------------------
Monroe, LA Sales & Use Tax RRB, Series 2007A, 2.28% 1       2,700,000       2,700,000
---------------------------------------------------------------------------------------
Port New Orleans, LA Board RB, New Orleans Cold
Storage Project, Series 2002, 2.24% 1                       1,100,000       1,100,000
---------------------------------------------------------------------------------------
St. John Baptist Parish, LA RB, MSTFC Series
2006-2116, 2.31% 1,2                                       12,270,000      12,270,000
                                                                        ---------------
                                                                           32,528,842

---------------------------------------------------------------------------------------
MAINE -- 0.1%
ME FAU RB, Kents Hill School, Series 2006, 2.15% 1          1,725,000       1,725,000
---------------------------------------------------------------------------------------
MARYLAND -- 2.2%
Baltimore Cnty., MD RB, Maryvale Prep School
Facilities, Series 2005A, 2.26% 1                           2,940,000       2,940,000
---------------------------------------------------------------------------------------
MD EDC RB, Goodwill Industries Project, Series 1999,
2.09% 1                                                     2,075,000       2,075,000
---------------------------------------------------------------------------------------
MD EDC RRB, YMCA of Central MD, Inc. Project, 2.28% 1       2,750,000       2,750,000
---------------------------------------------------------------------------------------
MD HE&HFA RB, Barnesville School, Series 1999, 2.08% 1      1,965,000       1,965,000
---------------------------------------------------------------------------------------
MD HE&HFA RB, Friends School of Baltimore, Series
2004, 2.09% 1                                               1,300,000       1,300,000
---------------------------------------------------------------------------------------
MD HE&HFA RB, Woodmont Academy, 2.28% 1                     3,775,000       3,775,000
---------------------------------------------------------------------------------------
MD Health & HEFAU RB, Sheppard Pratt Health, Series
2003B, 2.09% 1                                              5,000,000       5,000,000
---------------------------------------------------------------------------------------
MD IDV FAU RB, National Aquarium in Baltimore, Series
2002A, 2.08% 1                                              1,360,000       1,360,000
---------------------------------------------------------------------------------------
Montgomery Cnty., MD Consolidated Public Improvement
GOUN, Series 2002A, 5%, 2/1/09                              1,240,000       1,272,729
---------------------------------------------------------------------------------------
Montgomery Cnty., MD ED RB, Sandy Spring Friends
School Facility, Series 2004, 2.09% 1                       1,235,000       1,235,000
---------------------------------------------------------------------------------------
Montgomery Cnty., MD Housing Opportunities Community
RB, Series A, 2.12% 1                                       3,340,000       3,340,000
---------------------------------------------------------------------------------------

                         8 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                               AMOUNT          VALUE
--------------------------------------------------------------------------------------
MARYLAND CONTINUED
--------------------------------------------------------------------------------------
Prince Georges Cnty., MD SPO Bonds, MSTFC Series 2128,
2.27% 1,2                                                $ 13,710,000   $ 13,710,000
--------------------------------------------------------------------------------------
University System of MD COP, College Park Business
School, Series 2000, 2.26% 1                                7,170,000      7,170,000
                                                                        --------------
                                                                          47,892,729

--------------------------------------------------------------------------------------
MASSACHUSETTS -- 0.8%
MA DFA RB, MACON Trust Certificates Series 2007-344,
2.32% 1,2                                                   8,000,000      8,000,000
--------------------------------------------------------------------------------------
MA GOUN, PTTR, Series 2648, 2.29% 1,2                       1,850,000      1,850,000
--------------------------------------------------------------------------------------
MA H&EFA RB, Harvard Vanguard Medical, MACON Trust
Certificates Series 2007-310, 2.25% 1,2                     3,450,000      3,450,000
--------------------------------------------------------------------------------------
MA REF GOUN, P-Floats Series PT-2758, 2.21% 1,2             4,535,000      4,535,000
                                                                        --------------
                                                                          17,835,000

--------------------------------------------------------------------------------------
MICHIGAN -- 1.9%
Ada, MI Capital Improvement GOLB, Series 2007, 4.10%,
5/1/08                                                       170,000         170,045
--------------------------------------------------------------------------------------
Detroit, MI SDI GOUN, Series DC8032, 2.21% 1,2              2,960,000      2,960,000
--------------------------------------------------------------------------------------
Detroit, MI Water Supply System RB, Reset Option
Certificates II-R Trust-Series 11224, 2.29% 1,2             4,855,000      4,855,000
--------------------------------------------------------------------------------------
Lakewood, MI Public Schools GOUN, PTTR, Series 2624Z,
2.29% 1                                                     2,605,000      2,605,000
--------------------------------------------------------------------------------------
MI Comprehensive Transportation RRB, P-Floats Series
PT-2754, 2.29% 1,2                                          3,500,000      3,500,000
--------------------------------------------------------------------------------------
MI HOFA RB, Reset Option Certificates II-R
Trust-Series 10317CE, 2.29% 1,2                            16,815,000     16,815,000
--------------------------------------------------------------------------------------
MI RRB, Holland Home, Series 1998, 5.75%, 4/1/08            1,000,000      1,029,410
--------------------------------------------------------------------------------------
MI Strategic Funding Ltd. RB, Methodist Children's
Home, 4% 1                                                  1,900,000      1,900,000
--------------------------------------------------------------------------------------
MI Strategic Funding Ltd. RRB, Consumer Energy Co.,
2.20% 1                                                     5,700,000      5,700,000
--------------------------------------------------------------------------------------
MI Wayne State University RB, PTTR, Series 2664,
2.29% 1,2                                                   1,770,000      1,770,000
--------------------------------------------------------------------------------------
Oakland Cnty., MI EDC RB, Rose Hill Center, Inc.
Project, 3.50% 1                                              200,000        200,000
                                                                        --------------
                                                                          41,504,455

--------------------------------------------------------------------------------------
MINNESOTA -- 2.9%
Anoka-Hennepin, MN ISD No. 11 REF GOUN, Series A, 5%,
2/1/09                                                      1,500,000      1,534,002
--------------------------------------------------------------------------------------
Big Lake, MN ISD No. 727 GOUN, AAC, Series 2007A, 4%,
9/16/08                                                     3,400,000      3,404,043
--------------------------------------------------------------------------------------
Bloomington, MN CD RB, 94th Street Associates Project,
Series 1985, 2.26% 1                                        3,405,000      3,405,000
--------------------------------------------------------------------------------------
Bloomington, MN CD RB, James Avenue Associates
Project, Series 1985, 2.26% 1                               3,310,000      3,310,000
--------------------------------------------------------------------------------------
Buffalo, MN ISD No. 877 GOUN, AAC, Series A, 4.125%,
8/18/08                                                     3,200,000      3,203,787
--------------------------------------------------------------------------------------

                        9 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                               AMOUNT          VALUE
--------------------------------------------------------------------------------------
MINNESOTA CONTINUED
--------------------------------------------------------------------------------------
Cass Lake, MN ISD No. 115 GOUN, AAC, Series 2007A, 4%,
9/8/08                                                   $  2,080,000   $  2,082,180
--------------------------------------------------------------------------------------
East Grand Forks, MN SWD RB, American Crystal Sugar
Co. Project, 2.41% 1                                        5,000,000      5,000,000
--------------------------------------------------------------------------------------
Eden Prairie, MN MH RRB, Lake Place Apts. Project,
2.36% 1                                                       665,000        665,000
--------------------------------------------------------------------------------------
Fridley, MN ISD No. 14 GOUN, Tax Anticipation
Certificates of Indebtedness, Series 2008A, 3%, 3/5/09      2,910,000      2,917,864
--------------------------------------------------------------------------------------
Jackson Cnty., MN Central ISD No. 2895 GOUN, AAC,
Series 2007A, 4%, 9/8/08                                    1,585,000      1,586,661
--------------------------------------------------------------------------------------
Jenkins, MN IDV RB, Pequot Tool & Manufacturing, Inc.
Project, Series 2007, 2.46% 1                               1,230,000      1,230,000
--------------------------------------------------------------------------------------
Kittson, MN Central ISD No. 2171 GOUN, School
Building, Series 2008A, 4%, 2/1/09                            170,000        171,640
--------------------------------------------------------------------------------------
Mankato, MN IDV RB, Sacco Family Ltd. Partnership,
2.46% 1                                                       835,000        835,000
--------------------------------------------------------------------------------------
MN GOUN, Series 2001, 5%, 10/1/08                           1,500,000      1,523,957
--------------------------------------------------------------------------------------
MN GOUN, Series 2003, 5%, 8/1/08                              295,000        296,877
--------------------------------------------------------------------------------------
MN REF GOUN, 5%, 6/1/08                                     1,600,000      1,607,117
--------------------------------------------------------------------------------------
MN REF GOUN, Series 1998, 5%, 4/1/08                          315,000        319,296
--------------------------------------------------------------------------------------
MN REF GOUN, Series 2004, 5%, 11/1/08                         400,000        404,852
--------------------------------------------------------------------------------------
Park Rapids, MN ISD No. 309 GOUN, AAC, Series 2007 A,
4%, 9/23/08                                                 5,225,000      5,232,186
--------------------------------------------------------------------------------------
Prior Lake, MN ISD No. 719 GOUN, Series A, 3%, 7/29/08      4,600,000      4,604,451
--------------------------------------------------------------------------------------
Robbinsdale, MN ISD No. 281 GOUN, School Building,
Series 2001, 5%, 2/1/09                                       750,000        767,222
--------------------------------------------------------------------------------------
Rochester, MN IDV RRB, Seneca Foods Corp. Project,
Series 1992, 2.46% 1                                        4,675,000      4,675,000
--------------------------------------------------------------------------------------
Roseville, MN ISD No. 623 GOUN, AAC, Series A, 4%,
9/30/08                                                     3,000,000      3,004,002
--------------------------------------------------------------------------------------
Spring Lake Park, MN ISD No. 016 GOUN, AAC, Series A,
4%, 9/30/08                                                 5,000,000      5,006,755
--------------------------------------------------------------------------------------
West St. Paul, MN ISD No. 197 GOUN, AAC of
Indebtedness, Series 2008A, 3%, 3/19/09                     4,500,000      4,521,187
--------------------------------------------------------------------------------------
West St. Paul, MN ISD No. 197 REF GOUN, Series 2008B,
3%, 2/1/09                                                  1,890,000      1,899,290
                                                                        --------------
                                                                          63,207,369

--------------------------------------------------------------------------------------
MISSISSIPPI -- 0.9%
MS Business Finance Corp. RB, Hattiesburg Clinic
Professional Assn. Project, 2.27% 1                         4,000,000      4,000,000
--------------------------------------------------------------------------------------
MS Business Finance Corp. RB, JKW Real Estate LLC
Project, 2.28% 1                                            2,300,000      2,300,000
--------------------------------------------------------------------------------------
MS Development Bank SPO RB, Morgan Keegan Municipal
Products, Inc., Series 2007H1, 2.41% 1                     10,995,000     10,995,000
--------------------------------------------------------------------------------------
Panola Cnty., MS IDV RRB, The Kroger Co., Series 2003,
2.31% 1                                                     3,250,000      3,250,000
                                                                        --------------
                                                                          20,545,000
--------------------------------------------------------------------------------------

                        10 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                               AMOUNT          VALUE
--------------------------------------------------------------------------------------
MISSOURI -- 2.7%
Brentwood, MO TXAL Bonds, 8300 Eager Rd. Project,
Series 1-A, 2.28% 1,2                                    $  7,675,000   $  7,675,000
--------------------------------------------------------------------------------------
Jackson Cnty., MO IDA RB, Linda Hall Library Project,
2.39% 1                                                     6,700,000      6,700,000
--------------------------------------------------------------------------------------
MO H&EFA HF RB, PTTR, Series 1966, 2.29% 1,2                8,915,000      8,915,000
--------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates,
Series 2005A, 2.15% 1,2                                    10,575,000     10,575,000
--------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates,
Series 2005B, 2.15% 1,2                                     8,365,000      8,365,000
--------------------------------------------------------------------------------------
St. Charles Cnty., MO IDAU RB, National Cart Project,
Series A, 2.40% 1                                             960,000        960,000
--------------------------------------------------------------------------------------
St. Louis Cnty., MO IDAU MH RB, Heatherbrook Gardens
Apts., Series 1992, 2.36% 1                                 1,765,000      1,765,000
--------------------------------------------------------------------------------------
St. Louis, MO Airport RB, Dexia Credit Local Trust
Certificates-Series 2007-004, 2.20% 1,2                     4,320,000      4,320,000
--------------------------------------------------------------------------------------
St. Louis, MO DA Tudor Building RB, Austin Trust
Certificates-Series BOA 2007-309, 2.25% 1,2                 9,995,000      9,995,000
                                                                        --------------
                                                                          59,270,000

--------------------------------------------------------------------------------------
MONTANA -- 0.0%
Billings, MT GOUN, Series 2007A, 4.25%, 7/1/08                175,000        175,207
--------------------------------------------------------------------------------------
NEBRASKA -- 1.1%
NE Amberwood RB, Trust Certificates, Amberwood Apts.,
Series 2006A, 2.39% 1,2                                    10,720,000     10,720,000
--------------------------------------------------------------------------------------
Omaha, NE PP District RB, Eclipse Funding Trust Solar
Eclipse Certificates-Series 2006-0025, 2.27% 1,2           12,600,000     12,600,000
                                                                        --------------
                                                                          23,320,000
--------------------------------------------------------------------------------------
NEVADA -- 1.1%
Henderson, NV HCF RB, Reset Option Certificates II-R
Trust-Series 888CE, 2.27% 1,2                               5,330,000      5,330,000
--------------------------------------------------------------------------------------
NV Housing Division MH RB, Southwest Village Project,
2.25% 1                                                     1,000,000      1,000,000
--------------------------------------------------------------------------------------
Reno, NV Health RB, Reset Option Certificates
II-R-Series 889CE, 2.27% 1,2                                6,665,000      6,665,000
--------------------------------------------------------------------------------------
Truckee Meadows, NV Water RRB, Eclipse Funding Trust
Solar Eclipse Certificates-Series 2007-0044, 2.26% 1,2     10,355,000     10,355,000
                                                                        --------------
                                                                          23,350,000

--------------------------------------------------------------------------------------
NEW JERSEY -- 0.9%
NJ EDAU RB, Paddock Realty LLC Project, Series 2006,
2.41% 1                                                     1,205,000      1,205,000
--------------------------------------------------------------------------------------
NJ EDAU RRB, Dexia Credit Local Certificates
Trust-Series 005, 2.31% 1,2                                10,880,000     10,880,000
--------------------------------------------------------------------------------------
NJ Transportation Trust Fund Authority, Series DC8033,
2.21% 1,2                                                   8,585,000      8,585,000
                                                                        --------------
                                                                          20,670,000
--------------------------------------------------------------------------------------

                        11 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                               AMOUNT          VALUE
--------------------------------------------------------------------------------------
NEW MEXICO -- 0.4%
NM FAU SFM RB, Series 2008, 2.68%, 5/1/08 3              $  9,500,000   $  9,500,000
--------------------------------------------------------------------------------------
NEW YORK -- 4.1%
Erie Cnty., NY IDA Civic Facilities RB, Buffalo
Canisius High School, 2.26% 1                              16,650,000     16,650,000
--------------------------------------------------------------------------------------
Erie Cnty., NY IDA School Facilities RB, City SDI of
Buffalo Project, 5%, 5/1/08                                   500,000        501,317
--------------------------------------------------------------------------------------
NY MTAU Dedicated Tax Fund RB, ETET Series 20060133,
Cl. A, 2.27% 1,2                                            2,000,000      2,000,000
--------------------------------------------------------------------------------------
NY MTAU RRB, 2.19% 1,2                                      2,705,000      2,705,000
--------------------------------------------------------------------------------------
NY MTAU RRB, PTTR, Series 267, 3.50% 1,2                    1,000,000      1,000,000
--------------------------------------------------------------------------------------
NY REF GOUN, P-Floats Series PT-3822, 2.20% 1,2            18,940,000     18,940,000
--------------------------------------------------------------------------------------
NY TBTAU RB, Reset Option Certificates II-R
Trust-Series 12167, 2.29% 1,2                               6,000,000      6,000,000
--------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005,
2.26% 1                                                     5,115,000      5,115,000
--------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 2.25% 1            400,000        400,000
--------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Sephardic Community Youth
Center Project, Series 2006, 2.26% 1                        4,400,000      4,400,000
--------------------------------------------------------------------------------------
NYC MWFAU WSS RB, PTTR, Series 2540, 2.29% 1,2              1,940,000      1,940,000
--------------------------------------------------------------------------------------
NYC MWFAU WSS RB, Reset Option Certificates II-R
Trust-Series 10265, 2.27% 1,2                                 900,000        900,000
--------------------------------------------------------------------------------------
NYC MWFAU WSS RRB, PTTR, Series 2593, 2.29% 1,2             7,675,000      7,675,000
--------------------------------------------------------------------------------------
NYC RB, Austin Trust Certificates-Series 2008-1074,
2.22% 1,2                                                   4,950,000      4,950,000
--------------------------------------------------------------------------------------
NYS DA RB, Mental Health Services, Subseries D-2H,
1.90% 1                                                     1,000,000      1,000,000
--------------------------------------------------------------------------------------
NYS UDC COP, Reset Option Certificates II-R
Trust-Series 10011CE, 2.28% 1,2                             1,500,000      1,500,000
--------------------------------------------------------------------------------------
Oneida Cnty., NY IDA Civic Facilities RB, Rome
Memorial Hospital, Inc. Project, Series 2005, 2.26% 1       4,800,000      4,800,000
--------------------------------------------------------------------------------------
Onondaga Cnty., NY IDA Civic Facilities RB, Syracuse
Resch Corp. Project, Series 2005, 2.26% 1                   9,700,000      9,700,000
                                                                        --------------
                                                                          90,176,317

--------------------------------------------------------------------------------------
NORTH CAROLINA -- 1.1%
Craven Cnty., NC IF&PCFA RB, Wheatstone Corp. Project,
2.56% 1                                                       920,000        920,000
--------------------------------------------------------------------------------------
Hoke Cnty., NC IF&PCFA RB, Triangle Building Supply,
Inc. Project, Series 1997, 2.56% 1                          1,250,000      1,250,000
--------------------------------------------------------------------------------------
Iredell Cnty., NC IF&PCFA RB, Valspar Corp. Project,
2.25% 1                                                     1,600,000      1,600,000
--------------------------------------------------------------------------------------
Moore Cnty., NC IF&PCFA RB, Perdue Farms, Inc.
Project, 2.10% 1                                            4,700,000      4,700,000
--------------------------------------------------------------------------------------
NC Capital Facilities Finance Agency Educational
Facilities RB, Trinity Episcopal School Project,
Series 2003, 2.15% 1                                          525,000        525,000
--------------------------------------------------------------------------------------
NC Capital Facilities Finance Agency RB, Montessori
School of Raleigh, 2.15% 1                                  2,200,000      2,200,000
--------------------------------------------------------------------------------------
NC Capital Facilities Finance Agency RB, Triangle
Aquatic Center Project, 2.15% 1                             2,350,000      2,350,000
--------------------------------------------------------------------------------------

                        12 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                 AMOUNT           VALUE
-----------------------------------------------------------------------------------------
NORTH CAROLINA CONTINUED
-----------------------------------------------------------------------------------------
NC Infrastructure Finance Corp. COP, Reset Option
Certificates II-R Trust-Series 8502, 2.28% 1,2             $  5,275,000   $   5,275,000
-----------------------------------------------------------------------------------------
NC Medical Care Community HCF RRB, Stanley Total
Living Center, Series 1998, 2.15% 1                             930,000         930,000
-----------------------------------------------------------------------------------------
Robeson Cnty., NC IF&PCFA RB, Rocco Turkeys, Inc.
Project, 2.25% 1                                              1,845,000       1,845,000
-----------------------------------------------------------------------------------------
Sampson Cnty., NC COP, Eclipse Funding Trust Solar
Eclipse Certificates-Series 2006-0160, 3.60%, 6/1/08 2,3      2,500,000       2,500,000
                                                                          ---------------
                                                                             24,095,000

-----------------------------------------------------------------------------------------
OHIO -- 5.3%
Buckeye, OH TS FAU RB, PTTR, Series 2311, 2.29% 1,2           3,995,000       3,995,000
-----------------------------------------------------------------------------------------
Darke Cnty., OH HCF RB, Wayne Hospital Project, Series
2007, 2.25% 1                                                46,865,000      46,865,000
-----------------------------------------------------------------------------------------
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn.,
3.50%, 6/15/08 3                                              1,260,000       1,260,000
-----------------------------------------------------------------------------------------
Hamilton Cnty., OH Health Care RB, Life Enriching
Communities Project, Series B, 2.25% 1                        1,000,000       1,000,000
-----------------------------------------------------------------------------------------
Madeira, OH ED RRB, The Kroger Co., Series 2004, 2.31% 1      2,050,000       2,050,000
-----------------------------------------------------------------------------------------
Medina Cnty., OH IDV RB, Mode-Fire-Dex, Inc. Project,
2.46% 1                                                         730,000         730,000
-----------------------------------------------------------------------------------------
OH Higher Education Facility Commission RB, Higher
Education Pooled Financing 2001 Program, Series A,
2.25% 1                                                         800,000         800,000
-----------------------------------------------------------------------------------------
OH Public Facilities Commission Higher Education
Capital Facilities RB, II-1998C, 4.10%, 6/1/08                  500,000         500,518
-----------------------------------------------------------------------------------------
Park Trails, OH RB, Certificates of Beneficial
Ownership Trust, Series 2007-3, 2.61% 1,2                     2,400,000       2,400,000
-----------------------------------------------------------------------------------------
Pike Cnty., OH HCF RB, Traditions Healthcare, 2.27% 1         2,100,000       2,100,000
-----------------------------------------------------------------------------------------
Reynoldsburg, OH RB, P-Floats Series PT-4481, 2.28% 1,2       9,535,000       9,535,000
-----------------------------------------------------------------------------------------
Rickenbacker, OH POAU Capital Funding RB, Reset Option
Certificates II-R Trust-Series 591CE, 2.27% 1,2               5,620,000       5,620,000
-----------------------------------------------------------------------------------------
Salem, OH Hospital Improvement RRB, Salem Community
Hospital, 2.20% 1                                             2,170,000       2,170,000
-----------------------------------------------------------------------------------------
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004,
2.31% 1                                                       3,100,000       3,100,000
-----------------------------------------------------------------------------------------
Wood Cnty., OH Hospital Facilities RRB, Wood Cnty.
Hospital Assoc. Project, Series 2008, 2.28% 1                35,525,000      35,525,000
                                                                          ---------------
                                                                            117,650,518

-----------------------------------------------------------------------------------------
OKLAHOMA -- 0.3%
Oklahoma City, OK Water Utility Trust RB, Series A,
1.95%, 5/8/08                                                 1,000,000       1,000,000
-----------------------------------------------------------------------------------------
Oklahoma Cnty., OK FA IDV RB, Factory Direct Project,
Series 2001A, 4% 1                                              500,000         500,000
-----------------------------------------------------------------------------------------
Tulsa, OK Industrial Authority RB, SGMSTR, Series
SGC-41, Cl. A, 2.27% 1,2                                      4,390,000       4,390,000
                                                                          ---------------
                                                                              5,890,000
-----------------------------------------------------------------------------------------

                        13 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                                AMOUNT           VALUE
----------------------------------------------------------------------------------------
OREGON -- 0.3%
Eugene, OR EU RRB, ETET Series 2003-0022, Cl. A,
2.28% 1,2                                                 $  5,880,000   $   5,880,000
----------------------------------------------------------------------------------------
PENNSYLVANIA -- 1.8%
Adams Cnty., PA IDAU RB, Say Plastics, Inc. Project,
Series 2007B, 2.25% 1                                        2,585,000       2,585,000
----------------------------------------------------------------------------------------
Allegheny Cnty., PA HDAU RRB, Reset Option
Certificates II-R Trust-Series 11053CE, 2.27% 1,2            5,250,000       5,250,000
----------------------------------------------------------------------------------------
Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc.
Project, Series B, 2.20% 1                                     455,000         455,000
----------------------------------------------------------------------------------------
Butler Cnty., PA General Authority RB, SGMSTR Series
2007 SGB14, Cl. A, 2.30% 1,2                                 7,280,000       7,280,000
----------------------------------------------------------------------------------------
Butler Cnty., PA General Authority RB, SGMSTR Series
2007 SGB72, Cl. A, 3.05% 1,2                                 3,985,000       3,985,000
----------------------------------------------------------------------------------------
Gateway, PA Allegheny SDI REF GOUN, PTTR, Series 2315,
2.29% 1,2                                                    2,845,000       2,845,000
----------------------------------------------------------------------------------------
PA HEFAU RB, Assn. of Independent Colleges, Series
K-1, 3.38% 1                                                 1,660,000       1,660,000
----------------------------------------------------------------------------------------
PA Horizon HA Senior Health & Housing Facilities RRB,
St. Paul Homes Project, 2.26% 1                              9,200,000       9,200,000
----------------------------------------------------------------------------------------
Philadelphia, PA SDI GOUN, SPEARS Deutsche Bank/Lifers
Trust-Series DBE-554, 2.27% 1,2                              1,620,000       1,620,000
----------------------------------------------------------------------------------------
Westmoreland Cnty., PA RB, SPEARS Deutsche Bank/Lifers
Trust-Series DB-301, 2.26% 1,2                               4,930,000       4,930,000
                                                                         ---------------
                                                                            39,810,000

----------------------------------------------------------------------------------------
SOUTH CAROLINA -- 1.3%
Beaufort Cnty., SC SDI GOUN, Series 2000B, 5.50%,
4/1/08                                                       1,000,000       1,033,021
----------------------------------------------------------------------------------------
Greenville Cnty., SC SDI GOUN, Series 2007C, 4%, 6/2/08     10,000,000      10,011,478
----------------------------------------------------------------------------------------
Lancaster Cnty., SC SDI REF GOUN, 4%, 3/1/09 5               1,925,000       1,956,840
----------------------------------------------------------------------------------------
Lexington & Richland Cntys., SC SDI No. 005 GOUN, 4%,
3/1/09                                                         200,000         202,336
----------------------------------------------------------------------------------------
Lexington Cnty., SC SDI No. 001 GOUN, Series 2007A,
5%, 2/1/09                                                   1,000,000       1,017,619
----------------------------------------------------------------------------------------
Orangeburg, SC Sales & Use Tax RB, Joint Governmental
Action Authority, Capital Projects, 5%, 4/1/08                 385,000         385,000
----------------------------------------------------------------------------------------
Richland Cnty., SC SDI No. 002 TANs, Series 2007,
3.50%, 6/1/08                                                6,500,000       6,504,734
----------------------------------------------------------------------------------------
SC EDLFA for Private Non-Profit Institutions RRB,
Anderson College, 2.10% 1                                    2,295,000       2,295,000
----------------------------------------------------------------------------------------
SC Jobs EDAU RB, Boozer Lumber LLC Project, 2.41% 1          1,220,000       1,220,000
----------------------------------------------------------------------------------------
SC Jobs EDAU RRB, Community YMCA Rock Hill Project,
2.10% 1                                                      2,535,000       2,535,000
----------------------------------------------------------------------------------------
Sumter Cnty., SC SDI No. 17 REF GOUN, 3%, 3/1/09               590,000         595,040
----------------------------------------------------------------------------------------
York Cnty., SC Rock Hill SDI No. 003 REF GOUN, PTTR,
Series 1881, 2.29% 1,2                                       1,745,000       1,745,000
                                                                         ---------------
                                                                            29,501,068
----------------------------------------------------------------------------------------

                        14 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                                AMOUNT         VALUE
--------------------------------------------------------------------------------------
SOUTH DAKOTA -- 0.4%
SD H&EFA RRB, Sanford Health & Hospital, Series 2001B,
2.51% 1                                                    $ 2,000,000   $ 2,000,000
--------------------------------------------------------------------------------------
SD H&EFA RRB, Sanford Health & Hospital, Series 2001C,
2.26% 1                                                      7,500,000     7,500,000
                                                                         -------------
                                                                           9,500,000

--------------------------------------------------------------------------------------
TENNESSEE -- 4.6%
Blount Cnty., TN HE&HFB RB, Presbyterian Homes
Tenessee Project, 2.09% 1                                    2,780,000     2,780,000
--------------------------------------------------------------------------------------
Blount Cnty., TN Public Building Authority RB, Morgan
Keegan Municipal Products, Inc., Series 2008B, 2.31% 1,2     7,000,000     7,000,000
--------------------------------------------------------------------------------------
Dickson Cnty., TN IDB RB, Renaissance Learning Center
Project, Series 1997, 2.09% 1                                3,500,000     3,500,000
--------------------------------------------------------------------------------------
Franklin Cnty., TN H&EFA RB, University of the South
Project, Series 1998B, 2.31% 1                               5,155,000     5,155,000
--------------------------------------------------------------------------------------
Hendersonville, TN IDB Educational Facilities RB, Pope
John Paul II High School, 2.09% 1                            2,250,000     2,250,000
--------------------------------------------------------------------------------------
Jackson, TN H&EFA Housing Facilities Board RB,
University School of Jackson Project, 2.27% 1                1,200,000     1,200,000
--------------------------------------------------------------------------------------
Jackson, TN H&EFA Housing Facilities Board RB,
University School of Jackson Project, 2.27% 1                5,100,000     5,100,000
--------------------------------------------------------------------------------------
Jackson, TN H&EFA Housing Facilities Board RB,
University School of Jackson Project, 2.27% 1                3,725,000     3,725,000
--------------------------------------------------------------------------------------
Jackson, TN H&EFA Housing Facilities Board RRB,
Trinity Christian Academy, 2.27% 1                           2,820,000     2,820,000
--------------------------------------------------------------------------------------
Knox Cnty., TN HE&HFB Educational Facilities RB, Webb
Webb School Knoxville Project, 2.09% 1                       5,170,000     5,170,000
--------------------------------------------------------------------------------------
Knox Cnty., TN HE&HFB RB, Johnson Bible College, 2.27% 1     3,650,000     3,650,000
--------------------------------------------------------------------------------------
Knox, TN HE&HFB RB, Episcopal School Knoxville
Project, 2.09% 1                                             3,200,000     3,200,000
--------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN IDB RB, Donelson
Christian Academy, Series 2003, 2.26% 1                      3,415,000     3,415,000
--------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN IDB RB, Second Harvest
Food Bank Project, Series 2002, 2.28% 1                      1,655,000     1,655,000
--------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN IDV RB, Lipscomb
University Project, Series 2006, 2.09% 1                     1,600,000     1,600,000
--------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN IDV RRB, Trevecca
Nazarene Project, Series 2003, 2.09% 1                       3,450,000     3,450,000
--------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN RB, Belmont University
Project, Series 2005, 2.08% 1                                9,210,000     9,210,000
--------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN RB, Ensworth School
Project, Series 2002, 2.09% 1                                1,310,000     1,310,000
--------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN RB, Fisk University
Project, Series 2000, 2.27% 1                                5,035,000     5,035,000
--------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN RB, Nashville Christian
School Project, 2.20% 1                                      1,805,000     1,805,000
--------------------------------------------------------------------------------------

                        15 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                               AMOUNT          VALUE
--------------------------------------------------------------------------------------
TENNESSEE CONTINUED
--------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN RRB, Belmont University
Project, Series 1997, 2.09% 1                            $ 10,300,000  $  10,300,000
--------------------------------------------------------------------------------------
Shelby Cnty., TN Housing H&EFA Housing Facilities
Board RB, Kings Daughter & Sons Project, 2.27% 1            7,845,000      7,845,000
--------------------------------------------------------------------------------------
Springfield, TN H&EFA Hospital RB, Northcrest Medical
Center-A, 2.27% 1                                           5,000,000      5,000,000
--------------------------------------------------------------------------------------
Springfield, TN IDB RB, Nashville Wire Products
Manufacturing, Series 1994, 2.41% 1                           600,000        600,000
--------------------------------------------------------------------------------------
Springfield, TN IDB RRB, The Kroger Co., Series 2004,
2.31% 1                                                     4,500,000      4,500,000
--------------------------------------------------------------------------------------
Sumner Cnty., TN Health, Educational & HFB RB, Sumner
Academy Project, Series 1998, 2.61% 1                         350,000        350,000
                                                                       ---------------
                                                                         101,625,000

--------------------------------------------------------------------------------------
TEXAS -- 15.6%
Aledo, TX ISD School Building GOUN, 3.75% 1                 4,900,000      4,900,000
--------------------------------------------------------------------------------------
Arlington, TX ISD School Building REF GOUN, Series
1999, 5%, 4/1/08                                            6,965,000      7,158,479
--------------------------------------------------------------------------------------
Austin, TX Water & Wastewater System RRB, P-Floats
Series PZ-157, 2.24% 1,2                                    8,450,000      8,450,000
--------------------------------------------------------------------------------------
Beaumont, TX GOUN, SPEARS Deutsche Bank/Lifers
Trust-Series DB-615, 2.27% 1,2                              6,690,000      6,690,000
--------------------------------------------------------------------------------------
Bexar Cnty., TX HFDC Health Care RB, El Centro del
Barrio, Series 2007A, 2.28% 1                              14,755,000     14,755,000
--------------------------------------------------------------------------------------
Bexar Cnty., TX HFDC Health Care RB, El Centro del
Barrio, Series 2007B, 2.28% 1                               2,000,000      2,000,000
--------------------------------------------------------------------------------------
Birdville, TX ISD REF GOUN, 5%, 2/15/09                     1,600,000      1,638,927
--------------------------------------------------------------------------------------
Brazos, TX IDV Corp. RRB, BASF Corp. Project, 2.50% 1       3,800,000      3,800,000
--------------------------------------------------------------------------------------
Brownsville, TX Utility System RRB, PTTR, Series 1132,
2.29% 1                                                     7,395,000      7,395,000
--------------------------------------------------------------------------------------
Cameron Cnty., TX GOLB, PTTR, Series 1028, 2.29% 1,2        5,595,000      5,595,000
--------------------------------------------------------------------------------------
Carrollton-Farmers Branch, TX ISD School Building
GOUN, Series 2004, 5%, 2/15/09                              2,160,000      2,215,656
--------------------------------------------------------------------------------------
Conroe, TX ISD GOUN, PTTR, Series 2487, 2.29% 1,2           1,300,000      1,300,000
--------------------------------------------------------------------------------------
Corpus Christi, TX Utility System RRB, SPEARS Deutsche
Bank/Lifers Trust-Series DB-540, 2.27% 1,2                  1,430,000      1,430,000
--------------------------------------------------------------------------------------
Cypress-Fairbanks, TX ISD REF GOUN, SPEARS Deutsche
Bank/Lifers Trust-Series DB-279, 2.29% 1,2                  1,530,000      1,530,000
--------------------------------------------------------------------------------------
Dallam Cnty., TX IDV Corp. RB, Consolidated Dairy
Management LLC Project, 2.41% 1                             2,100,000      2,100,000
--------------------------------------------------------------------------------------
Denton, TX ISD GOUN, PTTR, Series 2603, 2.29% 1,2           3,700,000      3,700,000
--------------------------------------------------------------------------------------
Denton, TX ISD GOUN, SPEARS Deutsche Bank/Lifers
Trust-Series DB-513, 2.27% 1,2                             10,565,000     10,565,000
--------------------------------------------------------------------------------------
Dickinson, TX ISD GOUN, SPEARS Deutsche Bank/Lifers
Trust-Series DB-541, 2.27% 1,2                              1,930,000      1,930,000
--------------------------------------------------------------------------------------
El Paso, TX ISD REF GOUN, SPEARS Deutsche Bank/Lifers
Trust-Series DB-588, 2.27% 1,2                              3,480,000      3,480,000
--------------------------------------------------------------------------------------
Fort Bend Cnty., TX GOLB, SPEARS Deutsche Bank/Lifers
Trust-Series DBE-556, 2.27% 1,2                             1,120,000      1,120,000
--------------------------------------------------------------------------------------

                        16 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                               AMOUNT          VALUE
--------------------------------------------------------------------------------------
TEXAS CONTINUED
--------------------------------------------------------------------------------------
Fort Worth, TX ISD Unlimited Tax Refund & Improvement
GOUN, Series 2008, 4%, 4/1/08                            $  2,015,000   $  2,047,811
--------------------------------------------------------------------------------------
Fort Worth, TX ISD Unlimited Tax Refund & Improvement
REF GOUN, Series 1999, 5%, 4/1/08                           1,355,000      1,394,082
--------------------------------------------------------------------------------------
Greenville, TX Water, Sewer & Electric System RB,
7.25%, 4/1/08                                                 650,000        650,000
--------------------------------------------------------------------------------------
Harlingen, TX ISD REF GOUN, SPEARS Deutsche
Bank/Lifers Trust-Series DB-589, 2.27% 1,2                  5,730,000      5,730,000
--------------------------------------------------------------------------------------
Houston, TX GOLB, Reset Option Certificates II-R
Trust-Series 11289, 2.30% 1,2                               2,400,000      2,400,000
--------------------------------------------------------------------------------------
Houston, TX GOLB, SPEARS Deutsche Bank/Lifers
Trust-Series DB-611, 2.27% 1,2                              4,160,000      4,160,000
--------------------------------------------------------------------------------------
Houston, TX ISD GOUN, PTTR, Series 1189, 2.29% 1,2          1,495,000      1,495,000
--------------------------------------------------------------------------------------
Houston, TX ISD Schoolhouse GOLB, Series 2004, 3.75%,
6/16/08 3                                                     600,000        601,264
--------------------------------------------------------------------------------------
Houston, TX ISD Schoolhouse REF GOLB, Series 1999A,
5%, 4/1/08                                                  1,500,000      1,538,652
--------------------------------------------------------------------------------------
Houston, TX Utility System RB, SPEARS Deutsche
Bank/Lifers Trust-Series DBE-551, 2.27% 1,2                 4,605,000      4,605,000
--------------------------------------------------------------------------------------
Houston, TX Utility System RRB, PTTR, Series 2502,
2.29% 1,2                                                   2,330,000      2,330,000
--------------------------------------------------------------------------------------
Houston, TX WSS RRB, Reset Option Certificates II-R
Trust-Series 787, 2.30% 1,2                                 3,635,000      3,635,000
--------------------------------------------------------------------------------------
Huntsville, TX ISD REF GOUN, 5%, 2/15/09                    1,050,000      1,076,994
--------------------------------------------------------------------------------------
Hutto, TX ISD GOUN, UBS Municipal Custodial Residual &
Variable Securities, Series 1001, 2.27% 1,2                 1,000,000      1,000,000
--------------------------------------------------------------------------------------
Keller, TX ISD GOUN, PTTR, Series 2616, 2.29% 1,2           3,550,000      3,550,000
--------------------------------------------------------------------------------------
Klein, TX ISD Schoolhouse GOUN, Series 2007, 5.50%,
8/1/08                                                      2,300,000      2,321,165
--------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series
1999, 5.10%, 2/15/09                                        1,000,000      1,029,793
--------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series
2004, 3.75%, 6/15/08 3                                     11,150,000     11,150,000
--------------------------------------------------------------------------------------
Lamar, TX ISD REF GOUN, SPEARS Deutsche Bank/Lifers
Trust-Series DB-512, 2.27% 1,2                              6,500,000      6,500,000
--------------------------------------------------------------------------------------
Lovejoy, TX GOUN, SPEARS Deutsch Bank/Lifers
Trust-Series DB-514, 2.27% 1,2                              3,275,000      3,275,000
--------------------------------------------------------------------------------------
Mesquite, TX IDS GOUN, 3.65% 1                              2,000,000      2,022,401
--------------------------------------------------------------------------------------
Northeast TX ISD GOUN, Dexia Credit Local Certificates
Trust-Series 2008-002, 2.21% 1,2                            5,745,000      5,745,000
--------------------------------------------------------------------------------------
Northeast TX ISD GOUN, P-Floats Series PT-3957, 2.40%,
8/1/08 3,4                                                 17,280,000     17,280,000
--------------------------------------------------------------------------------------
Northside, TX ISD GORB, Series 2006A, 3.75%, 8/1/08 3       5,000,000      5,000,000
--------------------------------------------------------------------------------------
Northwest TX ISD GOUN, Reset Option Certificates I I-R
Trust-Series 11220, 2.24% 1,2                               3,590,000      3,590,000
--------------------------------------------------------------------------------------
Nueces River Authority, TX Water Supply RRB, PTTR,
Series 1412, 2.29% 1,2                                        940,000        940,000
--------------------------------------------------------------------------------------
Pasadena, TX IDV Corp. RRB, Lamson & Sessions Co.,
2.41% 1                                                       585,000        585,000
--------------------------------------------------------------------------------------

                        17 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                               AMOUNT          VALUE
--------------------------------------------------------------------------------------
TEXAS CONTINUED
--------------------------------------------------------------------------------------
Raymondville, TX ISD School Building GOUN, Series1999,
5.20%, 4/1/08                                            $    190,000   $    194,902
--------------------------------------------------------------------------------------
Red River, TX Educational FAU RB, Parish Day School
Project, Series A, 2.25% 1                                  5,785,000      5,785,000
--------------------------------------------------------------------------------------
Red River, TX Educational FAU RB, Parish Episcopal
School Project, 2.25% 1                                     4,885,000      4,885,000
--------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas RRB, Series A, 5%,
4/1/08                                                        585,000        607,194
--------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas System RB, PTTR, Series
2503, 2.29% 1,2                                             3,700,000      3,700,000
--------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas System RRB, Series
1998A, 5.25%, 4/1/08                                        3,510,000      3,645,038
--------------------------------------------------------------------------------------
San Antonio, TX Gas & Electric System RB, SPEARS
Deutsche Bank/Lifers Trust-Series DB-602, 2.27% 1,2         8,370,000      8,370,000
--------------------------------------------------------------------------------------
San Antonio, TX Hotel Occupancy Tax RRB, PTTR, Series
1674, 2.29% 1,2                                             5,780,000      5,780,000
--------------------------------------------------------------------------------------
San Antonio, TX Water RB, SGMSTR, Series SGC-38, Cl.
A, 2.27% 1,2                                               13,085,000     13,085,000
--------------------------------------------------------------------------------------
Socorro, TX Independent SDI GOUN, PTTR, Series 2328T,
2.29% 1,2                                                   2,000,000      2,000,000
--------------------------------------------------------------------------------------
Southmost College, TX District GOLB, Eclipse Funding
Trust Solar Eclipse Certificates-Series 2006-0061,
2.24% 1                                                    10,760,000     10,760,000
--------------------------------------------------------------------------------------
Southwest TX ISD GOUN, SPEARS Deutsche Bank/Lifers
Trust-Series DB-569, 2.27% 1,2                              1,700,000      1,700,000
--------------------------------------------------------------------------------------
Spring, TX ISD REF GOUN, SPEARS Deutsche Bank/Lifers
Trust-Series DB-603, 2.27% 1,2                              3,830,000      3,830,000
--------------------------------------------------------------------------------------
Spring, TX ISD Schoolhouse GOUN, Series 2005-A, 3.72%,
8/15/08 3                                                   1,000,000      1,000,200
--------------------------------------------------------------------------------------
Temple, TX ISD GOUN, SPEARS Deutsche Bank/Lifers
Trust-Series DB-560, 2.27% 1,2                              1,390,000      1,390,000
--------------------------------------------------------------------------------------
TX Lower Colorado River Authority RRB, Series F,
5.50%, 5/15/08                                                600,000        602,106
--------------------------------------------------------------------------------------
TX PFAU REF GOUN, Series C, 6%, 10/1/08                       500,000        508,595
--------------------------------------------------------------------------------------
TX RANs & TANs, Series 2007, 4.50%, 8/28/08                50,500,000     50,721,522
--------------------------------------------------------------------------------------
TX Transportation Commission GOUN, Mobility Fund,
Series 2007, 4%, 4/1/08                                     1,145,000      1,145,000
--------------------------------------------------------------------------------------
TX Transportation Commission Mobility Fund GOUN, 5%,
4/1/09                                                      1,400,000      1,440,596
--------------------------------------------------------------------------------------
TX Transportation Commission Mobility Fund GOUN, PTTR,
Series 2481, 2.29% 1,2                                      2,190,000      2,190,000
--------------------------------------------------------------------------------------
TX Transportation Commission Mobility Fund GOUN, PTTR,
Series 2510, 2.29% 1,2                                      3,800,000      3,800,000
--------------------------------------------------------------------------------------
TX Transportation Commission Mobility Fund GOUN, PTTR,
Series 2615, 2.29% 1,2                                      2,800,000      2,800,000
--------------------------------------------------------------------------------------
University of Texas Financing System RRB, Series B,
2.07% 1                                                     7,250,000      7,250,000
--------------------------------------------------------------------------------------
University of Texas Financing System RRB, Series B,
2.10% 1                                                     9,870,000      9,870,000
--------------------------------------------------------------------------------------
University of Texas RRB, Austin Trust
Certificates-Series 2007-193, 2.24% 1,2                     2,000,000      2,000,000
--------------------------------------------------------------------------------------

                        18 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                               AMOUNT           VALUE
---------------------------------------------------------------------------------------
TEXAS CONTINUED
---------------------------------------------------------------------------------------
University of Texas System Board of Regents Revenue
Financing System RB, Series 2006B, 4%, 8/15/08           $  1,000,000   $   1,008,043
---------------------------------------------------------------------------------------
University of Texas System Board of Regents Revenue
Financing System RB, Series A, 3.30%, 4/15/08               1,250,000       1,250,000
---------------------------------------------------------------------------------------
University of Texas System Board of Regents Revenue
Financing System RRB, Series 1998D, 5.125%, 4/1/08          5,270,000       5,334,141
                                                                        ---------------
                                                                          344,057,561

---------------------------------------------------------------------------------------
UTAH -- 0.9%
Beaver Cnty., UT Environmental Facilities RB, Best
Biofuels LLC Project, Series 2003A, 2.56% 1                10,985,000      10,985,000
---------------------------------------------------------------------------------------
Intermountain Power Agency, UT Power Supply RRB,
Series 2003A, 5%, 7/1/08                                    1,000,000       1,003,188
---------------------------------------------------------------------------------------
Riverdale, UT RA Tax Increment RB, 2.36% 1                    820,000         820,000
---------------------------------------------------------------------------------------
UT Transportation Authority Sales Tax RB, Series A,
3.25%, 6/15/08                                              1,000,000       1,001,883
---------------------------------------------------------------------------------------
UT Transportation Authority Sales Tax RRB, P-Floats
Series PT-3741, 3.50% 1,4                                   5,680,000       5,680,000
---------------------------------------------------------------------------------------
Weber Cnty., UT Industrial RB, Enable Industries,
Inc., Series 2003, 2.36% 1                                    810,000         810,000
                                                                        ---------------
                                                                           20,300,071

---------------------------------------------------------------------------------------
VERMONT -- 0.1%
VT RRB, Reset Option Certificates II-R Trust-Series
7061, 2.27% 1,2                                             2,990,000       2,990,000
---------------------------------------------------------------------------------------
VIRGINIA -- 0.9%
Chesapeake Bay, VA Bridge & Tunnel District RRB,
Series A, 2.28% 1                                           6,250,000       6,250,000
---------------------------------------------------------------------------------------
Fairfax Cnty., VA EDAU Educational Facilities RB,
Burgundy Farm Day School Project, 2.15% 1                     900,000         900,000
---------------------------------------------------------------------------------------
Henrico Cnty., VA EDAU Residential Care Facilities RB,
Westminster Canterbury, 2.28% 1                             3,200,000       3,200,000
---------------------------------------------------------------------------------------
Henrico Cnty., VA Municipal Trust Securities, Series
2041, 2.33% 1,2                                             4,450,000       4,450,000
---------------------------------------------------------------------------------------
Lewistown, VA Commerce Center CDAU SPTX Bonds, MSTFC
Series 2006-2115, 2.27% 1,2                                 4,000,000       4,000,000
---------------------------------------------------------------------------------------
VA Small Business FAU IDV RB, McElroy Metal Project,
2.51% 1                                                       370,000         370,000
                                                                        ---------------
                                                                           19,170,000

---------------------------------------------------------------------------------------
WASHINGTON -- 1.5%
Central Puget Sound, WA RTA Sales & Use Tax RB, PTTR,
Series 2625Z, 2.29% 1                                       1,675,000       1,675,000
---------------------------------------------------------------------------------------
King Cnty., WA HAU RB, Summerfield Apts. Project,
Series 2005, 2.36% 1                                        1,845,000       1,845,000
---------------------------------------------------------------------------------------
Port Bellingham, WA IDV Corp. RB, FPE Renewables LLC
Project, Series 2005, 2.31% 1                                 705,000         705,000
---------------------------------------------------------------------------------------

                        19 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                                AMOUNT          VALUE
---------------------------------------------------------------------------------------
WASHINGTON CONTINUED
---------------------------------------------------------------------------------------
Port Seattle, WA RRB, Eclipse Funding Trust Solar
Eclipse Certificates-Series 2006-0063, 2.24% 1,2          $ 14,000,000   $ 14,000,000
---------------------------------------------------------------------------------------
WA EDFAU RRB, Benaroya Research Institute at Virginia
Mason, Series 2006C, 2.26% 1                                   940,000        940,000
---------------------------------------------------------------------------------------
WA GOUN, MSTFC Series 2006-1519, 2.38% 1,2                   2,785,000      2,785,000
---------------------------------------------------------------------------------------
WA GOUN, PTTR, Series 2650Z, 2.29% 1,2                       1,000,000      1,000,000
---------------------------------------------------------------------------------------
WA GOUN, PTTR, Series 593A, 2.29% 1,2                        1,000,000      1,000,000
---------------------------------------------------------------------------------------
WA GOUN, Reset Option Certificates II-R Trust-Series
11298, 2.27% 1,2                                             1,830,000      1,830,000
---------------------------------------------------------------------------------------
WA HCF Authority RRB, Virginia Mason Medical Center,
Series 1997A, 6%, 8/15/08                                    1,000,000      1,008,311
---------------------------------------------------------------------------------------
WA REF GOUN, SPEARS Deutsch Bank/Lifers Trust-Series
DB-388, 2.33% 1,2                                            5,630,000      5,630,000
                                                                         --------------
                                                                           32,418,311

---------------------------------------------------------------------------------------
WEST VIRGINIA -- 0.7%
Kanawha Cnty., WV IDV RRB, The Kroger Co.,
Series2004-A, 2.31% 1                                        4,500,000      4,500,000
---------------------------------------------------------------------------------------
Kanawha Cnty., WV IDV RRB, The Kroger Co.,
Series2004-B, 2.31% 1                                        6,850,000      6,850,000
---------------------------------------------------------------------------------------
Marmet, WV CD RRB, The Kroger Co., Series 2004, 2.31% 1      3,100,000      3,100,000
---------------------------------------------------------------------------------------
Marshall Cnty., WV BOE GOUN, Series 2007, 4%, 5/1/08         1,390,000      1,390,217
                                                                         --------------
                                                                           15,840,217

---------------------------------------------------------------------------------------
WISCONSIN -- 3.0%
Ashland, WI IDV RB, Larson-Juhl US LLC Project, Series
2000, 2.25% 1                                                  975,000        975,000
---------------------------------------------------------------------------------------
Beaver Dam, WI IDV RB, Apache Stainless Equipment
Corp., Series 1999A, 3.65% 1                                   520,000        520,000
---------------------------------------------------------------------------------------
Brokaw, WI Sewer & SW RB, Wasau Paper Mills Co.
Project, 2.46% 1                                             9,500,000      9,500,000
---------------------------------------------------------------------------------------
Columbus, WI IDV RB, Maysteel Corp. Project, Series
1994, 2.56% 1                                                2,000,000      2,000,000
---------------------------------------------------------------------------------------
Janesville, WI IDV RRB, Seneca Foods Corp. Project,
Series 2002, 2.46% 1                                         7,710,000      7,710,000
---------------------------------------------------------------------------------------
Kiel, WI IDV RB, Polar Ware Co. Project, Series 2007,
2.55% 1                                                      1,325,000      1,325,000
---------------------------------------------------------------------------------------
Kimberly, WI Development RB, Fox Cities YMCA Project,
Series 2002, 2.32% 1                                         1,520,000      1,520,000
---------------------------------------------------------------------------------------
La Crosse, WI IDV RB, Fiberpro, Inc. Project, Series
2005, 2.46% 1                                                1,940,000      1,940,000
---------------------------------------------------------------------------------------
La Crosse, WI IDV RB, GGP, Inc. Project, Series 2007A,
2.46% 1                                                      2,050,000      2,050,000
---------------------------------------------------------------------------------------
Milwaukee, WI IDV RB, R&B Wagner Project, 3.15% 1            1,060,000      1,060,000
---------------------------------------------------------------------------------------
Onalaska, WI IDV RB, Empire Screen Printing Project,
Series 2006, 2.55% 1                                           940,000        940,000
---------------------------------------------------------------------------------------
Plymouth, WI IDV RB, Plymouth Foam, Inc. Project,
2.55% 1                                                      1,000,000      1,000,000
---------------------------------------------------------------------------------------
West Bend, WI IDV RB, Jackson Concrete, Inc. Project,
2.55% 1                                                      1,400,000      1,400,000
---------------------------------------------------------------------------------------

                        20 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                                AMOUNT          VALUE
---------------------------------------------------------------------------------------
WISCONSIN CONTINUED
---------------------------------------------------------------------------------------
WI H&EFA RB, Community Care, Inc., Series 2005, 2.43% 1   $  4,250,000   $  4,250,000
---------------------------------------------------------------------------------------
WI H&EFA RB, Group Health Cooperative of South Central
Wisconsin, 2.43% 1                                           3,600,000      3,600,000
---------------------------------------------------------------------------------------
WI H&EFA RB, Jewish Home & Care Center, Series 2006,
2.25% 1                                                      2,000,000      2,000,000
---------------------------------------------------------------------------------------
WI H&EFA RB, Ripon College, Series 2006, 2.43% 1            23,165,000     23,165,000
---------------------------------------------------------------------------------------
WI H&EFA RB, St. Camillus Health Center, Series 2005,
2.31% 1                                                      2,180,000      2,180,000
                                                                         --------------
                                                                           67,135,000

---------------------------------------------------------------------------------------
WYOMING -- 0.2%
Campbell Cnty., WY IDV RRB, Powder Basin Properties
Project, Series 1996, 2.47% 1                                3,505,000      3,505,000
---------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 1.2%
District of Columbia HFA Single Family RRB, 2.57%,
4/25/08 3                                                    5,000,000      5,000,000
---------------------------------------------------------------------------------------
District of Columbia RB, Washington Drama Society,
Series 2008, 2.20% 1                                        15,000,000     15,000,000
---------------------------------------------------------------------------------------
District of Columbia REF GOUN, Series 1999A, 5%, 4/1/08        340,000        344,271
---------------------------------------------------------------------------------------
District of Columbia REF GOUN, Series 1999B, 5.50%,
6/1/08                                                         835,000        837,344
---------------------------------------------------------------------------------------
Washington D.C. WSS Authority RRB, P-Floats Series
PT-3699, 2.23% 1,2                                           4,645,000      4,645,000
                                                                         --------------
                                                                           25,826,615

---------------------------------------------------------------------------------------
U.S. POSSESSIONS -- 0.1%
Puerto Rico CMWLTH HTAU RRB, Dexia Credit Local
Certificates Trust-Series 2008-007, 2.26% 1,2                2,205,000      2,205,000
---------------------------------------------------------------------------------------
OTHER SECURITIES -- 2.4%
Certificates of Beneficial Ownership Trust, Bent Tree,
Series 2007-5, 2.61% 1,2                                     5,000,000      5,000,000
---------------------------------------------------------------------------------------
Certificates of Beneficial Ownership Trust, North Oak,
Series 2007-1, 2.61% 1,2                                     4,318,000      4,318,000
---------------------------------------------------------------------------------------
Certificates of Beneficial Ownership Trust, Tierra
Antigua, Series 2006-1, 2.61% 1,2                            2,812,000      2,812,000
---------------------------------------------------------------------------------------
Cl. B RB, Certificates Trust, Series 2002-1, 2.61% 1,2       5,000,000      5,000,000
---------------------------------------------------------------------------------------
Freddie Mac, Multifamily Certificates, Series M010,
2.90% 1                                                     23,697,463     23,697,462
---------------------------------------------------------------------------------------
P-Floats Series PZ-265, 2.29% 1,2                            6,708,000      6,708,000
---------------------------------------------------------------------------------------
P-Floats Series PZ-270, 2.23% 1,2                            6,275,000      6,275,000
                                                                         --------------
                                                                           53,810,462

                        21 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                   VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,197,761,459)      99.8%   $ 2,197,761,459
OTHER ASSETS NET OF LIABILITIES                         0.2          3,730,190

                                                    ----------------------------
Net Assets                                            100.0%   $ 2,201,491,649
                                                    ============================

Footnotes to Statement of Investments

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AA          Airport Authority
AAC         Aid Anticipation Certificates
AAMC        ABN AMRO Munitops Certificates
BANs        Bond Anticipation Nts.
BOE         Board of Education
CD          Commercial Development
CDAU        Community Development Authority
CDD         Community Development District
CMWLTH      Commonwealth
COP         Certificates of Participation
DA          Dormitory Authority
DAU         Development Authority
DFA         Development Finance Authority
ECFA        Educational and Cultural Facilities Authority
ED          Economic Development
EDAU        Economic Development Authority
EDC         Economic Devel. Corp.
EDFAU       Economic Development Finance Authority
EDLFA       Educational Facilities Authority
ETET        Eagle Tax-Exempt Trust
EU          Electric Utilities
FA          Facilities Authority
FAU         Finance Authority
GOB         General Obligation Bonds
GOLB        General Obligation Ltd. Bonds
GORB        General Obligation Refunding Bonds
GOUN        General Obligation Unlimited Nts.
H&EFA       Health and Educational Facilities Authority
HA          Hospital Authority
HAU         Housing Authority
HCF         Health Care Facilities
HDAU        Hospital Development Authority
HE&HFA      Higher Education and Health Facilities Authority
HE&HFB      Health Educational and Housing Facility Board
HEFAU       Higher Educational Facilities Authority
HF          Health Facilities
HFA         Housing Finance Agency/Authority
HFAU        Health Facilities Authority
HFC         Housing Finance Corp.
HFDC        Health Facilities Devel. Corp.
HFFAU       Health Facilities Finance Authority
HOFA        Hospital Finance Agency/Authority
HTAU        Highway & Transportation Authority
IDA         Industrial Devel. Agency
IDAU        Industrial Development Authority

                        22 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
------------------------------------------------------------------------------

IDB         Industrial Development Board
IDC         Industrial Devel. Corp.
IDV         Industrial Development
IF&PCFA     Industrial Facilities & Pollution Control Financing Authority
ISD         Independent School District
MH          Multifamily Housing
MSTFC       Morgan Stanley & Co., Inc. Trust Floater Certificates
MTAU        Metropolitan Transportation Authority
MWFAU       Municipal Water Finance Authority
NYC         New York City
NYS         New York State
P-Floats    Puttable Floating Option Tax Exempt Receipts
PFAU        Public Finance Authority
POAU        Port Authority
PP          Professionals PRN, Inc.
PTTR        Puttable Tax Exempt Receipts
RA          Redevelopment Agency/Authority
RANs        Revenue Anticipation Nts.
RB          Revenue Bonds
RED         Redevelopment
REF         Refunding
RRB         Revenue Refunding Bonds
RTA         Regional Transportation Authority/Agency
SDI         School District
SFM         Single Family Mtg.
SGMSTR      Societe Generale, NY Branch Municipal Security Trust Receipts
SPAST       Special Assessment
SPEARS      Short Puttable Exempt Adjustable Receipts
SPO         Special Obligations
SPTX        Special Tax
SW          Solid Waste
SWD         Solid Waste Disposal
TANs        Tax Anticipation Nts.
TBTAU       Triborough Bridge & Tunnel Authority
TS          Tobacco Settlement
TUAU        Turnpike Authority
TXAL        Tax Allocation
UDC         Urban Devel. Corp.
USD         Unified School District
WS          Water System
WSS         Water & Sewer System
YMCA        Young Men's Christian Assoc.

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2008. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $884,162,000 or 40.16% of the Trust's net assets as of March 31, 2008.

3. Put obligation redeemable at full principal value on the date reported.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $34,520,000, which represents 1.57% of the Trust's net assets. See accompanying Notes.

5. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See accompanying Notes.

                        23 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS   March 31, 2008 / Unaudited
-------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Trust may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. When the Trust engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Trust to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2008, the Trust had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                 WHEN-ISSUED OR DELAYED DELIVERY
                                 BASIS TRANSACTIONS
          Purchased securities                      $  1,956,840
          Sold securities                             29,988,001

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                        24 | CENTENNIAL TAX EXEMPT TRUST



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Tax Exempt Trust

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 05/14/2008

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 05/14/2008